FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed assets
Accumulated depreciation	$ 599	$ 444
Fixed assets	511	228
Cost
Fixed assets
Fixed assets	1,110	672
Office furniture and equipment (including computers)
Fixed assets
Accumulated depreciation	479	324
Fixed assets	274	210
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	753	534
Leasehold improvements
Fixed assets
Accumulated depreciation	120	120
Fixed assets	237	18
Leasehold improvements | Cost
Fixed assets
Fixed assets	$ 357	$ 138